FINANCIAL RISK MANAGEMENT, Classification of Loans by Maturity (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Delayed payment from first day and internal overdue loans [Abstract]
Current loans	S/ 132,273,846	S/ 124,673,296
Current but impaired loans	5,357,744	4,860,127
Loans with delay in payments of one day or more but not internal overdue loans	3,222,790	2,444,833
Internal overdue loans	5,562,439	4,685,569
Total	146,416,819	136,663,825
Total past due under IFRS 7	8,785,229	7,130,402
Neither Past Due Nor Impaired [Member]
Delayed payment from first day and internal overdue loans [Abstract]
Current loans	132,273,846	124,673,296
Current but impaired loans	0	0
Loans with delay in payments of one day or more but not internal overdue loans	0	0
Internal overdue loans	13,022	1,837
Total	132,286,868	124,675,133
Total past due under IFRS 7	13,022	1,837
Past Due but Not Impaired [Member]
Delayed payment from first day and internal overdue loans [Abstract]
Current loans	0	0
Current but impaired loans	0	0
Loans with delay in payments of one day or more but not internal overdue loans	2,400,329	1,824,361
Internal overdue loans	446,429	358,107
Total	2,846,758	2,182,468
Total past due under IFRS 7	2,846,758	2,182,468
Impaired [Member]
Delayed payment from first day and internal overdue loans [Abstract]
Current loans	0	0
Current but impaired loans	5,357,744	4,860,127
Loans with delay in payments of one day or more but not internal overdue loans	822,461	620,472
Internal overdue loans	5,102,988	4,325,625
Total	11,283,193	9,806,224
Total past due under IFRS 7	S/ 5,925,449	S/ 4,946,097